Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Table
The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our
non-PEO
Named Executive Officers
(“non-PEO
NEOs”) along with total shareholder return, net income attributable to HCA Healthcare, Inc. and adjusted EBITDA performance results for our fiscal years ending in 2022, 2021 and 2020:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income Attributable to HCA Healthcare, Inc.	Adjusted EBITDA (8)
					Total Shareholder Return	Peer Group Total Shareholder Return (7)
2022 (4)	$14,637,726	$ 8,491,989	$5,166,993	$ 3,219,721	$165.99	$140.29	$5,643,000,000	$12,067,000,000
2021 (5)	$20,635,260	$85,062,222	$5,999,564	$19,826,694	$175.93	$143.09	$6,956,000,000	$12,644,000,000
2020 (6)	$30,397,771	$30,533,291	$7,041,315	$ 7,908,485	$111.64	$113.45	$3,754,000,000	$10,037,000,000

(1)	Named executive officers included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	Hazen	Rutherford, Foster, Hall, McAlevey
2021	Hazen	Rutherford, Foster, Hall, Cuffe
2020	Hazen	Rutherford, Foster, Hall, Perlin

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for PSU awards, closing price on applicable year-end
d
ate(s
) multiplied by the probability of achievement as of each such date or, in the case of vesting dates, the actual shares earned multiplied by the vesting price, (2) for SAR awards, a Black-Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value for the applicable grant and (3) for RSU awards, the closing price on applicable year-end
date(s) or, in the case of vesting dates, the actual vesting price.

(3)
For the portion of “Actually Paid” compensation that is based on year-end
stock prices, the following prices were used: $239.96 for 2022 (closing price as of 12/30/22), $256.92 for 2021 (closing price as of 12/31/21) and $164.46 for 2020 (closing price as of 12/31/20).

99

(4)
2022 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2022 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2022 Summary Compensation Table Total	$14,637,726	$5,166,993

Less: Change in Pension & Deferred Compensation Plans	—	$276,883
Add: Service Cost of Pension & Deferred Compensation Plans	$952,610	$182,990
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$12,055,290	$3,063,442
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/22	$13,374,858	$2,698,985
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/22	$(4,947,874)	$(844,378)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(3,479,832)	$(651,919)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,499	$73,188
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$445,290	$80,563

2022 Compensation Actually Paid	$8,491,989	$3,219,721

(5)
2021 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from 2021 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2021 Summary Compensation Table Total	$20,635,260	$5,999,564
Less: Change in Pension & Deferred Compensation Plans	$451,661	$103,724
Add: Service Cost of Pension & Deferred Compensation Plans	$980,231	$207,139
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—

Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,870,607	$3,233,944
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/21	$34,793,801	$7,765,175
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/21	$42,469,256	$8,992,001
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$296,595	$157,085
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$335,908	$67,999
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$545,255	$111,397

2021 Compensation Actually Paid	$85,062,222	$19,826,694

(6)
2020 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2020 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2020 Summary Compensation Table Total	$30,397,771	$7,041,315
Less: Change in Pension & Deferred Compensation Plans	$12,266,548	$2,112,322
Add: Service Cost of Pension & Deferred Compensation Plans	$645,000	$325,250
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—

Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,082,198	$2,617,165
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/20	$16,696,602	$3,335,797
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/20	$8,745,059	$2,170,312
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(545,315)	$(193,721)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$166,818	$66,927
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$109,738	$25,946

2020 Compensation Actually Paid	$30,533,291	$7,908,485

(7)
The Peer Group reflected in the Peer Group Total Shareholder Return is the S&P Health Care Index, as reflected in our 2022 Annual Report on Form the
10-K
pursuant to Item 201(e) of Regulation
S-K.
Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the S&P Health Care Index, including the subsequent reinvestment of dividends.

(8)
Adjusted EBITDA was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a
non-Generally
Accepted Accounting Principles (“GAAP”) financial measure defined as income before depreciation and amortization, interest expense, losses and gains on sales of facilities, losses on retirement of debt, provision for income taxes and net income attributable to noncontrolling interests. A reconciliation of Adjusted EBITDA to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form
8-K
filed with the SEC on January 27, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Named executive officers included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	Hazen	Rutherford, Foster, Hall, McAlevey
2021	Hazen	Rutherford, Foster, Hall, Cuffe
2020	Hazen	Rutherford, Foster, Hall, Perlin

Peer Group Issuers, Footnote [Text Block]	The Peer Group reflected in the Peer Group Total Shareholder Return is the S&P Health Care Index, as reflected in our 2022 Annual Report on Form the
10-K
pursuant to Item 201(e) of Regulation
S-K.
	Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the S&P Health Care Index, including the subsequent reinvestment of dividends.
PEO Total Compensation Amount	$ 14,637,726	$ 20,635,260	$ 30,397,771
PEO Actually Paid Compensation Amount	$ 8,491,989	85,062,222	30,533,291
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
2022 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2022 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2022 Summary Compensation Table Total	$14,637,726	$5,166,993

Less: Change in Pension & Deferred Compensation Plans	—	$276,883
Add: Service Cost of Pension & Deferred Compensation Plans	$952,610	$182,990
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$12,055,290	$3,063,442
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/22	$13,374,858	$2,698,985
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/22	$(4,947,874)	$(844,378)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(3,479,832)	$(651,919)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,499	$73,188
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$445,290	$80,563

2022 Compensation Actually Paid	$8,491,989	$3,219,721

(5)
2021 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from 2021 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2021 Summary Compensation Table Total	$20,635,260	$5,999,564
Less: Change in Pension & Deferred Compensation Plans	$451,661	$103,724
Add: Service Cost of Pension & Deferred Compensation Plans	$980,231	$207,139
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—

Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,870,607	$3,233,944
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/21	$34,793,801	$7,765,175
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/21	$42,469,256	$8,992,001
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$296,595	$157,085
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$335,908	$67,999
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$545,255	$111,397

2021 Compensation Actually Paid	$85,062,222	$19,826,694

(6)
2020 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2020 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2020 Summary Compensation Table Total	$30,397,771	$7,041,315
Less: Change in Pension & Deferred Compensation Plans	$12,266,548	$2,112,322
Add: Service Cost of Pension & Deferred Compensation Plans	$645,000	$325,250
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—

Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,082,198	$2,617,165
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/20	$16,696,602	$3,335,797
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/20	$8,745,059	$2,170,312
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(545,315)	$(193,721)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$166,818	$66,927
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$109,738	$25,946

2020 Compensation Actually Paid	$30,533,291	$7,908,485

Non-PEO NEO Average Total Compensation Amount	$ 5,166,993	5,999,564	7,041,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,219,721	19,826,694	7,908,485
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
2022 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2022 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2022 Summary Compensation Table Total	$14,637,726	$5,166,993

Less: Change in Pension & Deferred Compensation Plans	—	$276,883
Add: Service Cost of Pension & Deferred Compensation Plans	$952,610	$182,990
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$12,055,290	$3,063,442
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/22	$13,374,858	$2,698,985
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/22	$(4,947,874)	$(844,378)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(3,479,832)	$(651,919)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,499	$73,188
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$445,290	$80,563

2022 Compensation Actually Paid	$8,491,989	$3,219,721

(5)
2021 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from 2021 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2021 Summary Compensation Table Total	$20,635,260	$5,999,564
Less: Change in Pension & Deferred Compensation Plans	$451,661	$103,724
Add: Service Cost of Pension & Deferred Compensation Plans	$980,231	$207,139
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—

Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,870,607	$3,233,944
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/21	$34,793,801	$7,765,175
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/21	$42,469,256	$8,992,001
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$296,595	$157,085
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$335,908	$67,999
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$545,255	$111,397

2021 Compensation Actually Paid	$85,062,222	$19,826,694

(6)
2020 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2020 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2020 Summary Compensation Table Total	$30,397,771	$7,041,315
Less: Change in Pension & Deferred Compensation Plans	$12,266,548	$2,112,322
Add: Service Cost of Pension & Deferred Compensation Plans	$645,000	$325,250
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—

Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,082,198	$2,617,165
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/20	$16,696,602	$3,335,797
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/20	$8,745,059	$2,170,312
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(545,315)	$(193,721)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$166,818	$66,927
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$109,738	$25,946

2020 Compensation Actually Paid	$30,533,291	$7,908,485

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Measures that were most important to the last fiscal year.
The following performance measures reflect the Company’s most important performance measures in effect for 2022, as further described and defined in the Compensation Discussion and Analysis under “Elements of Compensation — Annual Incentive Compensation: PEP” and “Elements of Compensation — Long-Term Equity Incentive Awards — Performance Share Units.”

•	Adjusted EBITDA
•	Earnings Per Share
•	Quality of Care
•	Patient Experience

Total Shareholder Return Amount	$ 165.99	175.93	111.64
Peer Group Total Shareholder Return Amount	140.29	143.09	113.45
Net Income (Loss)	$ 5,643,000,000	$ 6,956,000,000	$ 3,754,000,000
Company Selected Measure Amount	120,670,000	126,440,000	100,370,000
PEO Name	Hazen
Value of Initial Fixed Investment based on Total Shareholder Return	$ 100
Value of Initial Fixed Investment based on Peer Group	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	It is a
non-Generally
Accepted Accounting Principles (“GAAP”) financial measure defined as income before depreciation and amortization, interest expense, losses and gains on sales of facilities, losses on retirement of debt, provision for income taxes and net income attributable to noncontrolling interests. A reconciliation of Adjusted EBITDA to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form
8-K
	filed with the SEC on January 27, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Quality of Care
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Patient Experience
PEO [Member] | Change in Pension Deferred Compensation Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 451,661	$ 12,266,548
PEO [Member] | Service Cost of Pension Deferred Compensation Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 952,610	980,231	645,000
PEO [Member] | Equity Award Amounts Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,055,290	13,870,607	13,082,198
PEO [Member] | FMV of Equity Awards Granted During Current Year Outstanding Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,374,858	34,793,801	16,696,602
PEO [Member] | Change in FMV Equity Awards Granted in Prior Years OutstandingUnvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,947,874)	42,469,256	8,745,059
PEO [Member] | Change in FMV of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,479,832)	296,595	(545,315)
PEO [Member] | Dollar Value of Equivalent Payments Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	435,499	335,908	166,818
PEO [Member] | Dollar Value of Dividends Paid Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,290	545,255	109,738
Non-PEO NEO [Member] | Change in Pension Deferred Compensation Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,883	103,724	2,112,322
Non-PEO NEO [Member] | Service Cost of Pension Deferred Compensation Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,990	207,139	325,250
Non-PEO NEO [Member] | Equity Award Amounts Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,063,442	3,233,944	2,617,165
Non-PEO NEO [Member] | FMV of Equity Awards Granted During Current Year Outstanding Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,698,985	7,765,175	3,335,797
Non-PEO NEO [Member] | Change in FMV Equity Awards Granted in Prior Years OutstandingUnvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(844,378)	8,992,001	2,170,312
Non-PEO NEO [Member] | Change in FMV of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(651,919)	157,085	(193,721)
Non-PEO NEO [Member] | Dollar Value of Equivalent Payments Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,188	67,999	66,927
Non-PEO NEO [Member] | Dollar Value of Dividends Paid Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 80,563	$ 111,397	$ 25,946